AGD Exhibit G.1.b.iv
Aberdeen Global Dynamic Dividend
Fund (the "Fund") A Form 3 for the
below individual (an Officer of the
Fund) was not filed within the
required regulatory timeframe:
Martin Connaghan



Information Classification: Limited Access

Information Classification: Limited Access